Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 237	$ 489
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	131	343
Financial assets at amortised cost, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 106	$ 146